Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Other Current Assets and Other Current Financial Assets

Note 9. Other Current Assets and Other Current Financial Assets

9.1 Other current assets

	December 31,		December 31,
	2021		2020
Prepaid expenses	Ps.	3,115	Ps.	2,424
Recoverable taxes		—		5
Agreements with customers		111		115
Licenses		218		261
Assets classified as held for sale		10		30
Other		77		84
	Ps.	3,531	Ps.	2,919

As of December 31, 2021 and 2020, Company’s prepaid expenses are as follows:

	December 31,		December 31,
	2021		2020
Advances for inventories	Ps.	2,110	Ps.	1,651
Advertising and promotional expenses paid in advance		105		93
Advances to service suppliers		81		30
Prepaid leases		118		93
Prepaid insurance		284		181
Others		417		376
	Ps.	3,115	Ps.	2,424

For the years ended December 31, 2021, 2020 and 2019, Company’s advertising and promotional expenses amounted to Ps. 7,586, Ps. 7,471 and Ps. 8,840, respectively.

9.2 Other current financial assets

	December 31,		December 31,
	2021		2020
Restricted cash	Ps.	688	Ps.	77
Derivative financial instruments (see Note 21)		1,629		573
Note receivables (1)		163		31
	Ps.	2,480	Ps.	681
(1)	The carrying value approximates its fair value as of December 31, 2021 and 2020.

The Company has pledged part of its cash to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2021 and 2020, the restricted cash pledged was held in:

	December 31,		December 31,
	2021		2020
U.S. Dollars	Ps.	685	Ps.	74
Chilean pesos		3		3
	Ps.	688	Ps.	77

The restricted cash in U.S. Dollars corresponds to operations in Brazil and consists of current deposits as requirements to guarantee the accounts payable.